RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of company's key managerial personnel

	2022	2021
Director remuneration	$817	$233
Officer & key management remuneration[1]	$3,505	$2,508
Share-based payments	$7,218	$10,917
Professional fees[2]	$1	$—